Convertible Preferred Stock and Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended
	Jun. 19, 2020	Jun. 30, 2020	Sep. 30, 2020	Jun. 17, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding			0			207,164,404				207,164,404
Common stock, shares issued			52,120,062			9,073,002
Payment to several nonaccredited investors			$ 69,000
2020 Stock Option and Incentive Plan
Class Of Stock [Line Items]
Common stock reserved for issuance			1,305,367	2,930,836
Convertible Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding		0	0		207,164,404	207,164,404	207,164,404	207,164,404	207,164,404	207,164,404
Common Stock
Class Of Stock [Line Items]
Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger, Shares		30,629,606	30,629,606
Shares of common stock sold		12,096,442
Common Stock | Private Placement Offering
Class Of Stock [Line Items]
Shares of common stock sold	12,096,442		12,096,442
Purchase price per share	$ 5.00		$ 5.00
Common Stock | 2020 Stock Option and Incentive Plan
Class Of Stock [Line Items]
Common stock reserved for issuance			2,930,836
Common Stock | Olivia Ventures Inc
Class Of Stock [Line Items]
Common stock, shares issued			1,000,000